CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Current	$ 75	$ 520
Non-current	3,000	2,865
Capital Securities	3,075	3,385
Capital Securities Redeemed	$ 420	905	$ 297
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
Series 1, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	70.00%
Series 2, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	70.00%
FV LTIP units of the Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.25%
Capital Securities	$ 574	562
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.50%
Capital Securities	$ 546	537
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 530	523
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	0
Cumulative dividend rate	7.64%
Capital Securities	$ 0	420
Capital Securities Redeemed	$ 420
Brookfield Office Properties Inc. (“BPO”) | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	3,600,000
Capital Securities	$ 0	0
Brookfield Office Properties Inc. (“BPO”) | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	3,000,000
Capital Securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	924,390
Cumulative dividend rate	5.25%
Capital Securities	$ 23	23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	699,165
Cumulative dividend rate	5.75%
Capital Securities	$ 13	13
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	909,814
Cumulative dividend rate	5.00%
Capital Securities	$ 18	17
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	940,486
Cumulative dividend rate	5.20%
Capital Securities	$ 18	17
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	0
Cumulative dividend rate	9.00%
Capital Securities	$ 249	249
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Capital Securities	$ 142	142
Forest City Enterprise L.P. | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	0
Cumulative dividend rate	0.00%
Capital Securities	$ 0	29
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	10,000
Cumulative dividend rate	5.00%
Capital Securities	$ 40	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities	$ 922	$ 813